Inventories, Net - Summary of Analysis of Inventories (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Classes of current inventories [abstract]
Mobile phones, accessories, computers, TVs, cards and other materials	$ 42,262,511		$ 41,020,172
Less: Reserve for obsolete and slow-moving inventories	(3,452,946)		(4,148,880)
Total	$ 38,809,565	$ 1,961	$ 36,871,292